Provision for Employees' End of Service Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Employee Benefits [Abstract]
Schedule of provision for employees' end of service benefits
	2021	2020
	USD	USD

Provision as at January 1	131,109	106,569
Provided during the year (note 8)	43,477	33,717
Paid during the year	(8,573)	(9,177)
	166,013	131,109